Financial Risk Management (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Debt to equity ratio		0.08	0.07
Foreign exchange risk, currency exposure		$ 5,300	$ 6,600
Reserve of exchange differences on translation		3,400	4,200
Total borrowings		965,859	840,236
Gain (loss) on interest rate risk if market interest rates were higher		$ (8,000)	$ (8,800)
Concentration Risk, percentage
Current trade receivables		$ 1,214,060	$ 954,685
Liquid financial assets, percentage		11.00%	16.00%
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 0
Financial assets, fair value as a percentage of carrying value		100.90%	100.80%
Financial liabilities, fair value as a percentage of carrying value		99.40%	99.70%
Reserve of cash flow hedges, continuing hedges		$ 200	$ (4,700)
UNITED STATES
Statement Line Items [Line Items]
Liquid financial assets, percentage denominated by a specific currency		93.00%	95.00%
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Other provisions at end of period		$ 78,385	$ 85,724		$ 101,480
Past due [member]
Statement Line Items [Line Items]
Current trade receivables		230,900	249,000
Guarantees under credit insurance [member]
Statement Line Items [Line Items]
Current trade receivables		190,700	222,100
Letter of credit and other bank guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		42,200	117,800
Other guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		14,100	15,600
Financial guarantee contracts [member] | Past due [member]
Statement Line Items [Line Items]
Current trade receivables		27,300	83,100
Fixed interest rate [member]
Statement Line Items [Line Items]
Total borrowings		$ 946,215	$ 820,600	[1]
Concentration Risk, percentage	[1]	98.00%	98.00%
Fixed interest rate [member] | Current Borrowings [member]
Statement Line Items [Line Items]
Total borrowings		$ 913,000
Foreign exchange derivatives contracts [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		6,700	$ 4,000
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		(600)	(600)
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		(3,700)	(4,100)
One percent change, U.S. dollar / Brazilian Real foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure			1,300
One percent change, U.S. dollar / Brazilian Real foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure			$ 500
Customer concentration risk [member]
Statement Line Items [Line Items]
Credit exposure		$ 0
Concentration Risk, percentage		0.00%	0.00%		0.00%
Counterparty risk [member]
Statement Line Items [Line Items]
Concentration Risk, percentage		71.00%	82.00%

[1]	Out of the $946 Million fixed rate borrowings $913 Million are short-term.